DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Derivative Instruments
	Loss recognized in Statements of Comprehensive loss		Gain (loss) recognized in consolidated statements of operations
	December 31,	Statement of	Year ended December 31,
	2015	Operations item	2013	2014	2015

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$163	Operating expenses	$1,189	$(495)	$110

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(2,150)	(240)	705

Total	$163		$(961)	$(735)	$815

		December 31,
	Balance sheet	2014	2015

Derivatives designated as hedging instruments: Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$100	$-
	"Other account payables and accrued expenses"	$-	$163
	"Other comprehensive income (loss)"	$100	$(163)

Derivatives not designated as hedging instruments: Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$26	$138
	"Other account payables and accrued expenses"	$139	$395